RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

28.   RELATED PARTY TRANSACTIONS AND BALANCES

(a)    Related party balances

	2024	2025
	December 31	December 31
	RMB	RMB
Accounts receivable from a related party:
Accounts receivable from JinkoPower for sales of solar modules and others	436,706	175,403

Notes receivables from a related party:
Notes receivables from JinkoPower	108,638	894

Advances to related parties:
Advance to Sichuan Yongxiang for inventory purchase	203,056	—
Advance to Xinte Silicon for inventory purchase	—	1,188
Subtotal	203,056	1,188

Prepayment and other receivables from related parties:
Prepayments to JinkoPower for outsourcing services	5,846	—
Other receivables due from JinkoPower for disposal of solar power projects	19,472	—
Other receivables for payment on behalf of Jinkosolar Energy	—	7,171
Other receivables due from Sweihan	1,561	—
Other receivables from JinkoPower for miscellaneous transactions	2,938	1,661
Subtotal	29,817	8,832

Other assets from related parties:
Long-term receivables due from Sweihan PV for long term deposit	16,960	—
Long-term receivables due from Photon Energy for disposal of Sweihan and long - term deposit	—	58,483
Subtotal	16,960	58,483

Accounts payable due to related parties:
Accounts payable due to Sichuan Yongxiang for inventory purchase	—	101
Accounts payable due to Xinte Silicon for inventory purchase	—	73,192
Accounts payable due to Zhejiang New Materials for inventory purchase	—	62,909
Subtotal	—	136,202

Notes payables due to related parties
Notes payables due to Sichuan Yongxiang for inventory purchase	380,269	76,261
Notes payables due to Xinte Silicon for inventory purchase	—	273,247
Subtotal	380,269	349,508

Other payables due to a related party:
Other payables due to JinkoPower for payments on behalf of the Company	11,069	13,174

Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

(b)    Related party transactions

Transactions related parties for the year ended December 31, 2023, 2024 and 2025 were as follows (RMB in thousands):

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to JinkoPower	353,420	390,339	44,017
Income of project management service provided to Sweihan PV	3,931	1,286	—
Rental services provided to JinkoPower	11,590	13,245	12,302
Management service provided to Sichuan Yongxiang	—	350	—
Subtotal	368,941	405,220	56,319

Service expenses and silicon procurement provided by related parties
Management service provided by JinkoPower	16,400	19,931	13,996
Electricity fee charged by JinkoPower	119,352	118,908	84,470
Silicon procurement from Xinte Silicon (Note 14)	1,537,073	421,354	234,332
Silicon procurement from Sichuan Yongxiang (Note 14)	—	595,558	301,942
Silicon procurement from Zhejiang New Materials(Note 14)	—	—	80,712
Other fees charged by JinkoPower	5,109	(2,640)	—
Equipment procurement from JinkoPower	—	—	5,639
Subtotal	1,677,934	1,153,111	721,091

Disposal of equity investment to a related party
Disposal of Sweihan to Photon Energy(Note 14)	—	—	85,116

-Solar module transactions with JinkoPower

For the years ended December 31, 2023, 2024 and 2025, sales of solar module products to subsidiaries of JinkoPower amounted to RMB353 million, RMB390 million and RMB44 million, respectively. Payment term offered by the Group to JinkoPower is consistent with the Group’s 3rd party sales arrangement. As of December 31, 2024 and 2025 outstanding accounts and notes receivables due from JinkoPower were RMB545 million and RMB176 million, respectively.

-Rental services provided to JinkoPower

For the years ended December 31, 2023, 2024 and 2025, rental services provided to subsidiaries of JinkoPower amounted to RMB12 million, RMB13 million and RMB12 million, respectively.

-Management service provided to Sichuan Yongxiang

For the years ended December 31, 2023, 2024 and 2025, management service provided to Sichuan Yongxiang amounted to nil,RMB0.4 million and RMB nil million, respectively.

-Management service provided by JinkoPower

In November 2017, the Company entered into an agreement with JinkoPower, which entrusted JinkoPower to exercise certain shareholders’ rights (other than right of profit distribution, right of residual property distribution and right of disposition) in five operating entities of overseas power stations wholly-owned by the Company, enabling JinkoPower to monitor the construction and daily operations of these power stations. The Company retains ownership of these power stations and there exists no call or other rights of JinkoPower. The Company agrees to pay service fees calculated based on the actual costs incurred by JinkoPower during the power stations’ construction period and a fixed amount fee during the operation period. The Company recorded service expenses incurred in the years of 2023, 2024 and 2025 amounted to RMB7 million, RMB7 million and RMB2 million, respectively. Other than the solar project management service, JinkoPower also provided other management services to the Company amounted to RMB9 million, RMB13 million and RMB12 million in 2023, 2024 and 2025, respectively.

-Electricity fee charged by JinkoPower

For the years ended December 31, 2023 and 2024 and 2025, electricity fee charged by subsidiaries of JinkoPower amounted to RMB119 million, RMB119 million and RMB84 million, respectively.

-Silicon procurement from Xinte Silicon, Sichuan Yongxiang and Zhejiang New Materials

JinkoSolar jointly invest in Xinte Silicon and Sichuan Yongxiang in 2021 which were accounted for under the equity method (Note 14). JinkoSolar purchased polysilicon of RMB1,537 million, RMB421 million, and RMB234 million from Xinte Silicon during the years ended December 31, 2023, 2024 and 2025, respectively. JinkoSolar purchased polysilicon of nil,RMB596 million and RMB302 million from Sichuan Yongxiang during the years ended December 31, 2023, 2024 and 2025, respectively.

As disclosed in Note 8, the Group’s investment in Zhejiang New Materials was recorded under the equity method. JinkoSolar purchased polysilicon of RMB81 million from Zhejiang New Materials during the period from October 1, 2025 to December 31, 2025.